DERIVATIVE RELATED TO AGREEMENT (Details Textual) (USD $)	1 Months Ended
	Nov. 21, 2011	Dec. 31, 2012	Dec. 31, 2011
Derivative, Service Agreement consideration	15
Issuance warrants to purchase of common stock	2,160,102
Transaction (Bio Dollar) Qualified Financing Arrangement	$ 100,000,000
Additional Fees To Be Paid	2.50%
Value for Excersise Price of Shares	2,500,000
Warrant Exercise price per share	$ 1.144
Derivative Liability, Fair Value, Gross Liability	438,000
Derivative Liabilities, Noncurrent		470,000	1,436,000
Payments of Derivative Issuance Costs	$ 50,000